CASH (Tables)	12 Months Ended
Dec. 31, 2012
CASH [Abstract]
Schedule of Cash

	2012	2011

Bank balances and cash (a)	$390,646,863	$364,731,170
Less: Restricted cash (b)	(145,413,726)	(118,130,253)
Less: Certificates of deposit (c )	(16,372,128)	-
	$228,861,009	$246,600,917

Non-current portion
Certificates of deposit (c )	$3,210,221	$3,177,679

Schedule of Cash Classified by Geographic Area

	Bank balances and cash	Restricted Cash	Certificates of deposit	2012

Hong Kong	$5,917,837	$-	$-	$5,917,837
United States	1,928,413	-	-	1,928,413
The PRC	221,014,759	145,413,726	19,582,349	386,010,834
	$228,861,009	$145,413,726	$19,582,349	$393,857,084

As of December 31, 2011, cash is classified by geographical areas is set out as follows:

	Bank balances and cash	Restricted Cash	Certificates of deposit	2011

Hong Kong	$8,339,234	$-	$-	$8,339,234
United States	3,483,181	-	-	3,483,181
The PRC	234,778,502	118,130,253	3,177,679	356,086,434
	$246,600,917	$118,130,253	$3,177,679	$367,908,849

Schedule of Foreign Currency Cash Balances

As of December 31, 2012, cash is denominated in the following currencies:

	Bank balances and cash	Restricted Cash	Certificates of deposit	2012

USD	$7,906,574	$-	$-	$7,906,574
RMB (Current)	220,942,109	145,413,726	16,372,128	382,727,963
RMB (Non-current)	-	-	3,210,221	3,210,221
HKD	12,326	-	-	12,326
	$228,861,009	$145,413,726	$19,582,349	$393,857,084

As of December 31, 2011, cash is denominated in the following currencies:

	Bank balances and cash	Restricted Cash	Certificates of deposit	2011

USD	$11,821,253	$-	$-	$11,821,253
RMB	234,778,502	118,130,253	3,177,679	356,086,434
HKD	1,162	-	-	1,162
	$246,600,917	$118,130,253	$3,177,679	$367,908,849